Document and Entity Information	6 Months Ended
Jun. 30, 2020
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2020
Document Fiscal Year Focus	2020
Entity Registrant Name	LIMINAL BIOSCIENCES INC.
Entity Central Index Key	0001351172
Current Fiscal Year End Date	--12-31